Summary of Significant Accounting Policies - Net Income per Ordinary Share (Details) - USD ($)	1 Months Ended		2 Months Ended		3 Months Ended			6 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	Jul. 30, 2024	Jul. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Jun. 30, 2024	Sep. 30, 2023	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023	Jul. 30, 2024	Sep. 30, 2023	Dec. 31, 2023	Dec. 31, 2022
Denominator:
Basic weighted average shares outstanding (in shares)			14,057,636								759,489
Diluted weighted average shares outstanding (in shares)	987,810	760,572	16,057,636					779,908	758,942	815,854	759,489
Basic net income (loss) per share (Note 15) (in dollars per share)	$ (8.34)			$ 0.18		$ (14.15)				$ (26.08)	$ (36.83)
Net loss per share attributable to common stockholders - diluted (in dollars per share)	$ (8.34)	$ (14.15)	$ 0.02	$ 0.02		$ (14.15)		$ (16.72)	$ (22.67)	$ (26.08)	$ (36.83)
Class A ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Numerator:
Allocation of net income					$ 1,313,094		$ 189,558	$ 1,207,966	$ 361,341			$ (1,320,475)	$ 859,540
Denominator:
Basic weighted average shares outstanding (in shares)					3,799,016		3,690,831	3,922,090	7,485,358			6,071,500	15,449,000
Diluted weighted average shares outstanding (in shares)					3,799,016		3,690,831	3,922,090	7,485,358			6,071,500	15,449,000
Basic net income (loss) per share (Note 15) (in dollars per share)					$ 0.24		$ 0.05	$ 0.21	$ 0.05			$ (0.22)	$ 0.06
Net loss per share attributable to common stockholders - diluted (in dollars per share)					$ 0.24		$ 0.05	$ 0.21	$ 0.05			$ (0.22)	$ 0.06
Class B ordinary shares | CIK0001838821_ARYA Sciences Acquisition Corp IV
Numerator:
Allocation of net income					$ 1,291,832		$ 191,955	$ 1,151,113	$ 180,421			$ (812,860)	$ 207,944
Denominator:
Basic weighted average shares outstanding (in shares)					3,737,500		3,737,500	3,737,500	3,737,500			3,737,500	3,737,500
Diluted weighted average shares outstanding (in shares)					3,737,500		3,737,500	3,737,500	3,737,500			3,737,500	3,737,500
Basic net income (loss) per share (Note 15) (in dollars per share)					$ 0.24		$ 0.05	$ 0.21	$ 0.05			$ (0.22)	$ 0.06
Net loss per share attributable to common stockholders - diluted (in dollars per share)					$ 0.24		$ 0.05	$ 0.21	$ 0.05			$ (0.22)	$ 0.06